CASH FLOW ITEMS - Changes in Other Investing Activities (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Cash Flow Statement [Abstract]
Disposal of investments	$ 0.7	$ 1.5	$ 1.1
Acquisition of investments				$ (2.0)
Advances to related parties	(3.0)	(0.6)	(5.3)	(2.4)
Repayments from related parties	0.3	0.2	0.8	2.3
Other	0.0	0.2	0.1	0.9
Other investing activities	$ (2.0)	$ 1.3	$ (3.3)	$ (1.2)